UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital Focused Growth Fund

Annual Report

September 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2017

Eaton Vance

Atlanta Capital Focused Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Board of Trustees’ Contract Approval	22

Management and Organization	26

Important Notices	29

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stocks delivered strong returns in the 12-month period ended September 30, 2017 behind an extended rally that began with Donald Trump’s victory in the U.S. presidential election.

After lagging early in the period, U.S stocks moved sharply higher following President Trump’s election on November 8, 2016. While its effects were broad-based, the rally particularly favored financial stocks, which received another boost in mid-December when the U.S. Federal Reserve (the Fed) raised its benchmark interest rate amid continued economic growth. After a brief pullback in the final weeks of 2016, U.S. equities resumed their advance in early 2017.

U.S. stocks slipped in March 2017, as the failure of President Trump’s health care bill in Congress raised concerns about prospects for the rest of his policy agenda including tax reform and infrastructure spending. However, stocks quickly regained their upward momentum, advancing steadily despite additional Fed rate hikes in March and June. Encouraged by a range of economic indicators, particularly U.S. job market gains, many investors viewed the rate hikes as a sign of a strengthening economy.

U.S. equities retreated again in August amid rising geopolitical tensions over the North Korea stand-off and the devastation in Texas left by Hurricane Harvey. Stocks soon resumed their upward trend, with some U.S. indexes reaching record highs in the final month of the period. From a sector perspective, energy stocks delivered notable performance in the quarter as oil prices rose and refinery damage from Hurricane Harvey constricted supplies. The massive flood damage from the hurricane also helped boost auto sales, which rose in September after declining for much of 2017.

Major stock indexes recorded double-digit gains for the period. The blue-chip Dow Jones Industrial Average2 advanced 25.45%, while the broader U.S. equity market, as represented by the S&P 500 Index, rose 18.61%. The technology-laden NASDAQ Composite Index delivered a 23.68% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index, generally outperformed their large-cap counterparts as measured by the S&P 500 Index during the period. Growth stocks, as a group, outpaced value stocks in both the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended September 30, 2017, Atlanta Capital Focused Growth Fund (the Fund) had a total return of 19.35% for Class A shares at net asset value

(NAV). By comparison, the Fund’s benchmark, the Russell 1000® Growth Index (the Index), returned 21.94% for the same period.

The Fund underperformed the Index due to stock selection, partly offset by positive sector allocation. The Fund’s focus on high-quality stocks hindered performance as higher-quality stocks have generally lagged the U.S. stock market in favor of lower-quality stocks since last November’s U.S. presidential election. Of the 11 economic sectors in the Index, the Fund had positive absolute returns in seven of the nine sectors in which it was invested. The Index had gains in 10 of the 11 sectors.

Over the 12-month period ended September 30, 2017, stock selection in the consumer staples and health care sectors negatively impacted relative performance, as did the Fund’s cash holdings. A key individual detractor in consumer staples — and the largest detractor to Fund performance — was CVS Health Corp., which the Fund no longer owns as it was the opinion that the company had lost the continued, consistent growth seen in recent years. In health care, the pharmaceutical giant Bristol-Myers Squibb Co. also detracted from Fund performance, and was sold based on concerns regarding long-term growth and dependency on just a few future drug trials. Pharmaceutical firm Perrigo Co. plc also had disappointing returns, as it was hurt by the unwinding of generic drug pricing since late 2015. The security was sold during the period. Biotechnology firm Gilead Sciences, Inc. also detracted from Fund performance relative to the Index, as it was partly the victim of its own success: its hepatitis C drug was so effective that the market peaked earlier than expected. Seeing less of a growth opportunity, the Fund exited its position in Gilead Sciences, Inc. during the period.

On the positive side, information technology contributed to returns largely because of gains from credit card leaders Visa, Inc. and Mastercard, Inc., which are benefiting from the ongoing global growth in credit and debit card use. Both are riding this long-term secular tailwind creating double-digit revenue growth and attractive profit margins. Alphabet, Inc. also contributed to Fund performance relative to the Index, benefiting from ongoing rapid revenue growth in its search business. Finally, the Fund held Check Point Software Technologies, Ltd., a cyber security company, which aided Fund performance as the company benefited from security breaches at Equifax and other firms.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Performance2,3

Portfolio Managers Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	19.35%	11.35%	6.58%
Class A with 5.75% Maximum Sales Charge	—	—	12.45	10.05	5.95
Class C at NAV	05/02/2011	04/30/2002	18.41	10.52	6.07
Class C with 1% Maximum Sales Charge	—	—	17.41	10.52	6.07
Class I at NAV	04/30/2002	04/30/2002	19.58	11.64	6.84
Russell 1000® Growth Index	—	—	21.94%	15.25%	9.08%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.21%	1.96%	0.96%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2007	$18,034	N.A.
Class I	$250,000	09/30/2007	$484,893	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Visa, Inc., Class A	9.0%

Alphabet, Inc., Class C	7.9

Thermo Fisher Scientific, Inc.	6.3

Danaher Corp.	5.5

Dollar General Corp.	5.0

Amphenol Corp., Class A	5.0

Zoetis, Inc.	4.8

Ecolab, Inc.	4.7

Microsoft Corp.	4.7

Check Point Software Technologies, Ltd.	4.5

Total	57.4%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small- cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,117.10	$6.63	**	1.25%
Class C	$1,000.00	$1,112.60	$10.59	**	2.00%
Class I	$1,000.00	$1,119.20	$5.31	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.33	**	1.25%
Class C	$1,000.00	$1,015.00	$10.10	**	2.00%
Class I	$1,000.00	$1,020.10	$5.06	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Portfolio of Investments

Common Stocks — 98.3%

Security	Shares	Value

Capital Markets — 5.1%
Charles Schwab Corp. (The)	14,275	$624,388
Intercontinental Exchange, Inc.	13,244	909,863

		$1,534,251

Chemicals — 8.5%
Ecolab, Inc.	10,973	$1,411,237
Praxair, Inc.	7,993	1,116,942

		$2,528,179

Electronic Equipment, Instruments & Components — 5.0%
Amphenol Corp., Class A	17,587	$1,488,564

		$1,488,564

Energy Equipment & Services — 1.5%
Schlumberger, Ltd.	6,514	$454,417

		$454,417

Food Products — 3.5%
Mondelez International, Inc., Class A	25,655	$1,043,132

		$1,043,132

Health Care Equipment & Supplies — 5.5%
Danaher Corp.	19,046	$1,633,766

		$1,633,766

Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp.	9,238	$496,173

		$496,173

Internet & Direct Marketing Retail — 3.4%
Priceline Group, Inc. (The)(1)	557	$1,019,767

		$1,019,767

Internet Software & Services — 7.9%
Alphabet, Inc., Class C(1)	2,451	$2,350,779

		$2,350,779

IT Services — 15.6%
Accenture PLC, Class A	5,866	$792,320
Mastercard, Inc., Class A	8,409	1,187,351

Security	Shares	Value

IT Services (continued)
Visa, Inc., Class A	25,591	$2,693,197

		$4,672,868

Life Sciences Tools & Services — 6.3%
Thermo Fisher Scientific, Inc.	10,011	$1,894,081

		$1,894,081

Machinery — 6.4%
Fortive Corp.	14,275	$1,010,527
IDEX Corp.	7,520	913,455

		$1,923,982

Multiline Retail — 5.0%
Dollar General Corp.	18,428	$1,493,589

		$1,493,589

Pharmaceuticals — 4.8%
Zoetis, Inc.	22,551	$1,437,852

		$1,437,852

Semiconductors & Semiconductor Equipment — 2.0%
Texas Instruments, Inc.	6,687	$599,423

		$599,423

Software — 11.6%
Check Point Software Technologies, Ltd.(1)	11,752	$1,339,963
Intuit, Inc.	5,199	738,986
Microsoft Corp.	18,711	1,393,782

		$3,472,731

Specialty Retail — 4.5%
Lowe’s Cos., Inc.	8,347	$667,259
TJX Cos., Inc. (The)	9,401	693,136

		$1,360,395

Total Common Stocks (identified cost $18,903,909)		$29,403,949

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Portfolio of Investments — continued

Short-Term Investments — 2.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.31%(2)	600,280	$600,340

Total Short-Term Investments (identified cost $600,397)		$600,340

Total Investments — 100.3% (identified cost $19,504,306)		$30,004,289

Other Assets, Less Liabilities — (0.3)%		$(87,374)

Net Assets — 100.0%		$29,916,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Statement of Assets and Liabilities

Assets	September 30, 2017
Unaffiliated investments, at value (identified cost, $18,903,909)	$29,403,949
Affiliated investment, at value (identified cost, $600,397)	600,340
Dividends receivable	20,562
Dividends receivable from affiliated investment	631
Receivable for Fund shares sold	37,857
Receivable from affiliates	18,980
Total assets	$30,082,319

Liabilities
Payable for Fund shares redeemed	$72,341
Payable to affiliates:
Investment adviser fee	15,894
Distribution and service fees	5,842
Accrued expenses	71,327
Total liabilities	$165,404
Net Assets	$29,916,915

Sources of Net Assets
Paid-in capital	$9,894,108
Accumulated net realized gain	9,522,824
Net unrealized appreciation	10,499,983
Total	$29,916,915

Class A Shares
Net Assets	$19,896,250
Shares Outstanding	1,500,967
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.07

Class C Shares
Net Assets	$2,194,247
Shares Outstanding	172,098
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.75

Class I Shares
Net Assets	$7,826,418
Shares Outstanding	641,239
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Statement of Operations

Investment Income	Year Ended September 30, 2017
Dividends	$543,894
Interest allocated from/dividends from affiliated investment	10,943
Expenses allocated from affiliated investment	(5)
Total investment income	$554,832

Expenses
Investment adviser fee	$291,431
Distribution and service fees
Class A	82,432
Class C	24,054
Trustees’ fees and expenses	3,187
Custodian fee	32,845
Transfer and dividend disbursing agent fees	64,389
Legal and accounting services	44,534
Printing and postage	15,059
Registration fees	53,332
Miscellaneous	12,627
Total expenses	$623,890
Deduct —
Allocation of expenses to affiliates	$60,891
Total expense reductions	$60,891

Net expenses	$562,999

Net investment loss	$(8,167)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$14,673,642
Investment transactions — affiliated investment	763
Net realized gain	$14,674,405
Change in unrealized appreciation (depreciation) —
Investments	$(7,395,023)
Investments — affiliated investment	(57)
Net change in unrealized appreciation (depreciation)	$(7,395,080)

Net realized and unrealized gain	$7,279,325

Net increase in net assets from operations	$7,271,158

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income (loss)	$(8,167)	$83,044
Net realized gain	14,674,405	12,496,432
Net change in unrealized appreciation (depreciation)	(7,395,080)	(3,105,598)
Net increase in net assets from operations	$7,271,158	$9,473,878
Distributions to shareholders —
From net investment income
Class A	$—	$(27,833)
Class I	(25,421)	(125,857)
From net realized gain
Class A	(7,105,688)	(11,510,220)
Class C	(357,708)	(589,496)
Class I	(1,524,637)	(6,648,811)
Total distributions to shareholders	$(9,013,454)	$(18,902,217)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,491,654	$6,319,945
Class C	311,763	544,356
Class I	3,744,107	3,498,922
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,296,175	10,492,900
Class C	328,692	539,186
Class I	1,240,227	6,051,032
Cost of shares redeemed
Class A	(42,242,216)	(20,520,042)
Class C	(1,618,508)	(714,904)
Class I	(9,907,351)	(32,004,685)
Net decrease in net assets from Fund share transactions	$(38,355,457)	$(25,793,290)

Net decrease in net assets	$(40,097,753)	$(35,221,629)

Net Assets
At beginning of year	$70,014,668	$105,236,297
At end of year	$29,916,915	$70,014,668

Accumulated undistributed net investment income included in net assets
At end of year	$—	$25,409

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Financial Highlights

	Class A
	Year Ended September 30,
	2017		2016	2015	2014	2013
Net asset value — Beginning of year	$12.880		$14.130	$15.210	$13.360	$12.000

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.003)		$0.005	$0.014	$0.028	$0.035
Net realized and unrealized gain	2.170		1.398	0.059	2.164	1.325

Total income from operations	$2.167		$1.403	$0.073	$2.192	$1.360

Less Distributions
From net investment income	$—		$(0.006)	$(0.008)	$(0.026)	$—
From net realized gain	(1.787)		(2.647)	(1.145)	(0.316)	—

Total distributions	$(1.787)		$(2.653)	$(1.153)	$(0.342)	$—

Net asset value — End of year	$13.260		$12.880	$14.130	$15.210	$13.360

Total Return(2)	19.35	%(3)	10.35%	0.16%	16.61%	11.33%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,896		$54,078	$63,332	$84,938	$79,626
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.27	%(3)	1.21%	1.13%	1.08%	1.12%
Net investment income (loss)	(0.03)%		0.04%	0.09%	0.19%	0.28%
Portfolio Turnover	28%		39%	51%	46%	53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.13% of average daily net assets for the year ended September 30, 2017). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Financial Highlights — continued

	Class C
	Year Ended September 30,
	2017		2016	2015	2014	2013
Net asset value — Beginning of year	$12.540		$13.840	$14.900	$13.140	$11.880

Income (Loss) From Operations
Net investment loss(1)	$(0.095)		$(0.090)	$(0.098)	$(0.080)	$(0.058)
Net realized and unrealized gain	2.092		1.365	0.068	2.112	1.318

Total income (loss) from operations	$1.997		$1.275	$(0.030)	$2.032	$1.260

Less Distributions
From net realized gain	$(1.787)		$(2.575)	$(1.030)	$(0.272)	$—

Total distributions	$(1.787)		$(2.575)	$(1.030)	$(0.272)	$—

Net asset value — End of year	$12.750		$12.540	$13.840	$14.900	$13.140

Total Return(2)	18.41	%(3)	9.52%	(0.53)%	15.61%	10.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,194		$3,157	$3,100	$3,962	$3,776
Ratios (as a percentage of average daily net assets):
Expenses(4)	2.02	%(3)	1.96%	1.88%	1.83%	1.87%
Net investment loss	(0.80)%		(0.71)%	(0.66)%	(0.55)%	(0.47)%
Portfolio Turnover	28%		39%	51%	46%	53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.17% of average daily net assets for the year ended September 30, 2017). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Financial Highlights — continued

	Class I
	Year Ended September 30,
	2017		2016	2015	2014	2013
Net asset value — Beginning of year	$12.010		$13.350	$14.430	$12.700	$11.380

Income (Loss) From Operations
Net investment income(1)	$0.024		$0.039	$0.046	$0.061	$0.063
Net realized and unrealized gain	1.993		1.318	0.065	2.048	1.266

Total income from operations	$2.017		$1.357	$0.111	$2.109	$1.329

Less Distributions
From net investment income	$(0.030)		$(0.050)	$(0.046)	$(0.063)	$(0.009)
From net realized gain	(1.787)		(2.647)	(1.145)	(0.316)	—

Total distributions	$(1.817)		$(2.697)	$(1.191)	$(0.379)	$(0.009)

Net asset value — End of year	$12.210		$12.010	$13.350	$14.430	$12.700

Total Return(2)	19.58	%(3)	10.66%	0.43%	16.85%	11.69%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,826		$12,780	$38,804	$95,204	$91,248
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.02	%(3)	0.96%	0.88%	0.83%	0.87%
Net investment income	0.21%		0.32%	0.32%	0.44%	0.53%
Portfolio Turnover	28%		39%	51%	46%	53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.16% of average daily net assets for the year ended September 30, 2017). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

15

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Notes to Financial Statements — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2017 and September 30, 2016 was as follows:

	Year Ended September 30,
	2017	2016

Distributions declared from:
Ordinary income	$25,421	$643,566
Long-term capital gains	$8,988,033	$18,258,651

During the year ended September 30, 2017, accumulated net realized gain was decreased by $4,106,617, accumulated net investment loss was decreased by $8,179 and paid-in capital was increased by $4,098,438 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for net operating losses and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$605,469
Undistributed long-term capital gains	$9,032,483
Net unrealized appreciation	$10,384,855

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,619,434

Gross unrealized appreciation	$10,392,754
Gross unrealized depreciation	(7,899)

Net unrealized appreciation	$10,384,855

16

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended September 30, 2017, the investment adviser fee amounted to $291,431 or 0.65% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Effective February 1, 2017, EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2018. Pursuant to this agreement, EVM and Atlanta Capital were allocated $60,891 in total of the Fund’s operating expenses for the year ended September 30, 2017.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2017, EVM earned $19,035 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,096 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2017 amounted to $82,432 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2017, the Fund paid or accrued to EVD $18,040 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2017 amounted to $6,014 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and approximately $300 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $12,387,042 and $57,762,949, respectively, for the year ended September 30, 2017.

17

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2017	2016

Sales	290,021	487,943
Issued to shareholders electing to receive payments of distributions in Fund shares	561,156	832,770
Redemptions	(3,548,170)	(1,605,874)

Net decrease	(2,696,993)	(285,161)

	Year Ended September 30,
Class C	2017	2016

Sales	27,116	41,637
Issued to shareholders electing to receive payments of distributions in Fund shares	30,266	43,694
Redemptions	(137,027)	(57,615)

Net increase (decrease)	(79,645)	27,716

	Year Ended September 30,
Class I	2017	2016

Sales	339,387	304,052
Issued to shareholders electing to receive payments of distributions in Fund shares	120,294	516,300
Redemptions	(882,826)	(2,663,531)

Net decrease	(423,145)	(1,843,179)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2017.

Effective November 1, 2017, the Fund renewed its line of credit agreement, which expires October 30, 2018, at substantially the same terms.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

18

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$29,403,949	*	$—	$—	$29,403,949
Short-Term Investments	—		600,340	—	600,340

Total Investments	$29,403,949		$600,340	$—	$30,004,289

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Focused Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Focused Growth Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2017

20

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended September 30, 2017, the Fund designates approximately $516,127, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 99.98% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2017, $13,562,047 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

23

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

24

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

26

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

27

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1451    9.30.17

Eaton Vance

Atlanta Capital Select Equity Fund

Annual Report

September 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2017

Eaton Vance

Atlanta Capital Select Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Board of Trustees’ Contract Approval	23

Management and Organization	27

Important Notices	30

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stocks delivered strong returns in the 12-month period ended September 30, 2017 behind an extended rally that began with Donald Trump’s victory in the U.S. presidential election.

After lagging early in the period, U.S stocks moved sharply higher following President Trump’s election on November 8, 2016. While its effects were broad-based, the rally particularly favored financial stocks, which received another boost in mid-December when the U.S. Federal Reserve (the Fed) raised its benchmark interest rate amid continued economic growth. After a brief pullback in the final weeks of 2016, U.S. equities resumed their advance in early 2017.

U.S. stocks slipped in March 2017, as the failure of President Trump’s health care bill in Congress raised concerns about prospects for the rest of his policy agenda including tax reform and infrastructure spending. However, stocks quickly regained their upward momentum, advancing steadily despite additional Fed rate hikes in March and June. Encouraged by a range of economic indicators, particularly U.S. job market gains, many investors viewed the rate hikes as a sign of a strengthening economy.

U.S. equities retreated again in August amid rising geopolitical tensions over the North Korea stand-off and the devastation in Texas left by Hurricane Harvey. Stocks soon resumed their upward trend, with some U.S. indexes reaching record highs in the final month of the period. From a sector perspective, energy stocks delivered notable performance in the quarter as oil prices rose and refinery damage from Hurricane Harvey constricted supplies. The massive flood damage from the hurricane also helped boost auto sales, which rose in September after declining for much of 2017.

Major stock indexes recorded double-digit gains for the period. The blue-chip Dow Jones Industrial Average2 advanced 25.45%, while the broader U.S. equity market, as represented by the S&P 500 Index, rose 18.61%. The technology-laden NASDAQ Composite Index delivered a 23.68% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index, generally outperformed their large-cap counterparts as measured by the S&P 500 Index during the period. Growth stocks, as a group, outpaced value stocks in both the large-and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended September 30, 2017, Atlanta Capital Select Equity Fund (the Fund) had a total return of 13.67% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Russell 1000® Index (the Index), returned 18.54% for the same period.

The Fund underperformed the Index due to poor relative stock selection, which was partly offset by positive sector allocation. The aggressive growth nature of the U.S. stock market during the period put the Fund at a disadvantage because of its smaller size bias and the less aggressive nature of its stock holdings. Of the 11 economic sectors in the Index, the Fund had positive absolute returns in seven of the eight sectors in which it was invested. The Index had gains in 10 of the 11 sectors.

An overweight position in the consumer discretionary sector was the main driver of the Fund’s underperformance versus the Index during the period. Within the sector, the Fund had large exposure to retail stocks that performed poorly due to heavy competition from Amazon.com, Inc. While the Fund was invested in some of the better-performing stocks in retail, including The TJX Cos., Inc. and Ross Stores, Inc., they too suffered from price-to-earnings multiple compression during the period. Auto parts supplier O’Reilly Automotive, Inc. was the largest detractor from Fund performance, largely because of concerns over competition from Amazon. Equifax, Inc. was also a large detractor from Fund performance, which performed poorly due to concerns related to its recent cyberattacks. The Fund exited its position in Equifax, Inc. immediately upon news of the hacks. The Fund was also hurt by underperformance in financials, largely as a result of avoiding large money center banks, which had positive performance during the year.

On the positive side, the Fund benefited from not holding any positions in energy stocks, which was the only sector with negative returns in the Index. Avoiding real estate investment trusts and telecommunication services stocks also contributed to relative Fund performance versus the Index. Although the Fund had poor performance within financials overall, several stocks were major contributors to the Fund’s relative performance, including online broker TD Ameritrade Holding Corp., asset manager Affiliated Managers Group, Inc., and U.S. Bancorp. TD Ameritrade Holding Corp. benefited from expectations that the Fed would continue to raise interest rates, which tends to make cash management more profitable. The security was sold during the period. Affiliated Managers Group, Inc. gained from the rising stock market and positive relative performance from their affiliates. Teleflex, Inc. continues to benefit from a combination of sales growth and margin improvement. Finally, the Fund held Check Point Software Technologies, Ltd., a cyber security company, which aided Fund performance as the company benefited from security breaches at Equifax and other firms.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Performance2,3

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	13.67%	12.28%	13.79%
Class A with 5.75% Maximum Sales Charge	—	—	7.15	10.95	12.63
Class C at NAV	03/19/2013	01/03/2012	12.76	11.51	13.12
Class C with 1% Maximum Sales Charge	—	—	11.76	11.51	13.12
Class I at NAV	01/03/2012	01/03/2012	13.93	12.55	14.07
Class R6 at NAV	02/01/2017	01/03/2012	13.93	12.55	14.07
Russell 1000® Index	—	—	18.54%	14.26%	15.00%

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R6
Gross		1.15%	1.90%	0.90%	0.85%
Net		1.05	1.80	0.80	0.75

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/03/2012	$20,301	N.A.
Class I	$250,000	01/03/2012	$532,565	N.A.
Class R6	$1,000,000	01/03/2012	$2,130,259	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	8.0%

Ball Corp.	5.7

U.S. Bancorp	5.1

TJX Cos., Inc. (The)	4.9

White Mountains Insurance Group, Ltd.	4.7

Visa, Inc., Class A	4.1

Affiliated Managers Group, Inc.	4.0

ANSYS, Inc.	3.8

Aramark	3.6

Dentsply Sirona, Inc.	3.5

Total	47.4%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small- cap stocks. Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,061.60	$5.43	**	1.05%
Class C	$1,000.00	$1,057.60	$9.28	**	1.80%
Class I	$1,000.00	$1,063.10	$4.14	**	0.80%
Class R6	$1,000.00	$1,063.10	$3.88	**	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.32	**	1.05%
Class C	$1,000.00	$1,016.00	$9.10	**	1.80%
Class I	$1,000.00	$1,021.10	$4.05	**	0.80%
Class R6	$1,000.00	$1,021.30	$3.80	**	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Portfolio of Investments

Common Stocks — 96.5%

Security	Shares	Value

Banks — 5.1%
U.S. Bancorp	344,006	$18,435,282

		$18,435,282

Beverages — 3.3%
Diageo PLC ADR	88,975	$11,756,267

		$11,756,267

Capital Markets — 4.0%
Affiliated Managers Group, Inc.	76,244	$14,473,398

		$14,473,398

Chemicals — 6.0%
Praxair, Inc.	84,068	$11,747,662
Sherwin-Williams Co. (The)	27,764	9,940,623

		$21,688,285

Containers & Packaging — 5.7%
Ball Corp.	494,792	$20,434,910

		$20,434,910

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	52,342	$7,154,105

		$7,154,105

Food Products — 2.1%
Nestle SA ADR	88,909	$7,469,245

		$7,469,245

Health Care Equipment & Supplies — 11.5%
Danaher Corp.	85,386	$7,324,411
Dentsply Sirona, Inc.	211,275	12,636,358
STERIS PLC	120,503	10,652,465
Teleflex, Inc.	44,156	10,684,427

		$41,297,661

Health Care Providers & Services — 2.9%
Henry Schein, Inc.(1)	125,948	$10,326,476

		$10,326,476

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.6%
Aramark	319,950	$12,993,169

		$12,993,169

Insurance — 12.7%
Markel Corp.(1)	26,995	$28,830,120
White Mountains Insurance Group, Ltd.	19,808	16,975,456

		$45,805,576

IT Services — 13.2%
Alliance Data Systems Corp.	35,601	$7,887,402
Fiserv, Inc.(1)	76,323	9,842,614
Global Payments, Inc.	75,964	7,218,859
Mastercard, Inc., Class A	54,165	7,648,098
Visa, Inc., Class A	141,367	14,877,463

		$47,474,436

Life Sciences Tools & Services — 3.3%
Thermo Fisher Scientific, Inc.	63,329	$11,981,847

		$11,981,847

Machinery — 2.8%
Fortive Corp.	141,801	$10,038,093

		$10,038,093

Professional Services — 2.0%
Verisk Analytics, Inc.(1)	87,086	$7,244,684

		$7,244,684

Software — 6.0%
ANSYS, Inc.(1)	110,570	$13,570,256
Check Point Software Technologies, Ltd.(1)	69,944	7,975,015

		$21,545,271

Specialty Retail — 10.3%
O’Reilly Automotive, Inc.(1)	33,595	$7,235,355
Ross Stores, Inc.	182,804	11,803,654
TJX Cos., Inc. (The)	241,478	17,804,173

		$36,843,182

Total Common Stocks (identified cost $277,791,457)		$346,961,887

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Portfolio of Investments — continued

Short-Term Investments — 3.5%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.31%(2)	12,640,102	$12,641,366

Total Short-Term Investments (identified cost $12,641,927)		$12,641,366

Total Investments — 100.0% (identified cost $290,433,384)		$359,603,253

Other Assets, Less Liabilities — 0.0%(3)		$116,162

Net Assets — 100.0%		$359,719,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017.

(3)	Amount is less than 0.05%.

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Statement of Assets and Liabilities

Assets	September 30, 2017
Unaffiliated investments, at value (identified cost, $277,791,457)	$346,961,887
Affiliated investment, at value (identified cost, $12,641,927)	12,641,366
Dividends receivable	358,502
Dividends receivable from affiliated investment	22,376
Receivable for Fund shares sold	1,112,630
Tax reclaims receivable	63,265
Receivable from affiliates	43,593
Total assets	$361,203,619

Liabilities
Payable for Fund shares redeemed	$1,105,250
Payable to affiliates:
Investment adviser and administration fee	203,834
Distribution and service fees	35,485
Accrued expenses	139,635
Total liabilities	$1,484,204
Net Assets	$359,719,415

Sources of Net Assets
Paid-in capital	$284,852,471
Accumulated net realized gain	5,838,643
Accumulated net investment loss	(141,568)
Net unrealized appreciation	69,169,869
Total	$359,719,415

Class A Shares
Net Assets	$84,691,735
Shares Outstanding	4,239,369
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.98
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.20

Class C Shares
Net Assets	$22,587,728
Shares Outstanding	1,170,955
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.29

Class I Shares
Net Assets	$252,428,853
Shares Outstanding	12,481,262
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.22

Class R6 Shares
Net Assets	$11,099
Shares Outstanding	549
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$20.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Statement of Operations

Investment Income	Year Ended September 30, 2017
Dividends (net of foreign taxes, $30,466)	$2,743,617
Interest allocated from/dividends from affiliated investment	214,845
Expenses allocated from affiliated investment	(30)
Total investment income	$2,958,432

Expenses
Investment adviser and administration fee	$2,338,398
Distribution and service fees
Class A	219,289
Class C	214,275
Trustees’ fees and expenses	18,888
Custodian fee	87,571
Transfer and dividend disbursing agent fees	223,664
Legal and accounting services	46,674
Printing and postage	31,348
Registration fees	153,212
Miscellaneous	24,547
Total expenses	$3,357,866
Deduct —
Allocation of expenses to affiliates	$211,878
Total expense reductions	$211,878

Net expenses	$3,145,988

Net investment loss	$(187,556)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,488,099
Investment transactions — affiliated investment	4,315
Net realized gain	$6,492,414
Change in unrealized appreciation (depreciation) —
Investments	$36,614,256
Investments — affiliated investment	(561)
Net change in unrealized appreciation (depreciation)	$36,613,695

Net realized and unrealized gain	$43,106,109

Net increase in net assets from operations	$42,918,553

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment loss	$(187,556)	$(396,553)
Net realized gain	6,492,414	324,225
Net change in unrealized appreciation (depreciation)	36,613,695	16,622,203
Net increase in net assets from operations	$42,918,553	$16,549,875
Distributions to shareholders —
From net realized gain
Class A	$(13,887)	$(1,813,498)
Class C	(3,769)	(428,258)
Class I	(33,794)	(3,492,854)
Total distributions to shareholders	$(51,450)	$(5,734,610)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$49,298,406	$37,489,557
Class C	6,905,328	9,096,233
Class I	119,950,400	162,944,219
Class R6	10,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,267	1,798,429
Class C	3,371	385,224
Class I	28,448	3,459,339
Cost of shares redeemed
Class A	(49,488,016)	(24,609,970)
Class C	(6,402,593)	(3,113,000)
Class I	(64,131,246)	(39,587,851)
Net increase in net assets from Fund share transactions	$56,187,365	$147,862,180

Net increase in net assets	$99,054,468	$158,677,445

Net Assets
At beginning of year	$260,664,947	$101,987,502
At end of year	$359,719,415	$260,664,947

Accumulated net investment loss included in net assets
At end of year	$(141,568)	$(262,732)

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Financial Highlights

	Class A
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$17.590	$16.320	$15.450	$14.120	$11.770

Income (Loss) From Operations
Net investment loss(1)	$(0.034)	$(0.054)	$(0.047)	$(0.024)	$(0.025)
Net realized and unrealized gain	2.427	1.870	1.132	1.402	2.396

Total income from operations	$2.393	$1.816	$1.085	$1.378	$2.371

Less Distributions
From net realized gain	$(0.003)	$(0.546)	$(0.215)	$(0.048)	$(0.021)

Total distributions	$(0.003)	$(0.546)	$(0.215)	$(0.048)	$(0.021)

Net asset value — End of year	$19.980	$17.590	$16.320	$15.450	$14.120

Total Return(2)(3)	13.67%	11.23%	7.01%	9.78%	20.18%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$84,692	$72,865	$54,145	$54,602	$28,280
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.10%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.18)%	(0.32)%	(0.28)%	(0.16)%	(0.19)%
Portfolio Turnover	14%	16%	24%	45%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.15%, 0.09% and 0.28% of average daily net assets for the years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Financial Highlights — continued

	Class C
	Year Ended September 30,				Period Ended September 30, 2013(1)
	2017	2016	2015	2014
Net asset value — Beginning of period	$17.110	$16.000	$15.270	$14.060	$12.920

Income (Loss) From Operations
Net investment loss(2)	$(0.168)	$(0.175)	$(0.170)	$(0.133)	$(0.077)
Net realized and unrealized gain	2.351	1.831	1.115	1.391	1.217

Total income from operations	$2.183	$1.656	$0.945	$1.258	$1.140

Less Distributions
From net realized gain	$(0.003)	$(0.546)	$(0.215)	$(0.048)	$—

Total distributions	$(0.003)	$(0.546)	$(0.215)	$(0.048)	$—

Net asset value — End of period	$19.290	$17.110	$16.000	$15.270	$14.060

Total Return(3)(4)	12.76%	10.49%	6.16%	8.97%	8.82	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,588	$19,479	$12,096	$9,128	$4,452
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.85%	1.95%	1.95%	1.95%	1.95	%(6)
Net investment loss	(0.93)%	(1.05)%	(1.03)%	(0.89)%	(1.04	)%(6)
Portfolio Turnover	14%	16%	24%	45%	6	%(7)

(1)	For the period from the commencement of operations, March 19, 2013, to September 30, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.15%, 0.09% and 0.28% of average daily net assets for the years ended September 30, 2017, 2016, 2015 and 2014 and the period from the commencement of operations, March 19, 2013, to September 30, 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended September 30, 2013.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Financial Highlights — continued

	Class I
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$17.760	$16.430	$15.520	$14.150	$11.790

Income (Loss) From Operations
Net investment income (loss)(1)	$0.015	$(0.007)	$(0.006)	$0.016	$0.017
Net realized and unrealized gain	2.448	1.883	1.131	1.402	2.385

Total income from operations	$2.463	$1.876	$1.125	$1.418	$2.402

Less Distributions
From net investment income	$—	$—	$—	$—	$(0.009)
From net realized gain	(0.003)	(0.546)	(0.215)	(0.048)	(0.033)

Total distributions	$(0.003)	$(0.546)	$(0.215)	$(0.048)	$(0.042)

Net asset value — End of year	$20.220	$17.760	$16.430	$15.520	$14.150

Total Return(2)(3)	13.93%	11.58%	7.24%	10.04%	20.45%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$252,429	$168,322	$35,746	$41,321	$40,798
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.85%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	0.08%	(0.04)%	(0.03)%	0.11%	0.13%
Portfolio Turnover	14%	16%	24%	45%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.15%, 0.09% and 0.28% of average daily net assets for the years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Financial Highlights — continued

	Class R6
	Period Ended September 30, 2017(1)
Net asset value — Beginning of period	$18.230

Income (Loss) From Operations
Net investment income(2)	$0.040
Net realized and unrealized gain	1.960

Total income from operations	$2.000

Net asset value — End of period	$20.230

Total Return(3)(4)	10.97	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.75	%(6)
Net investment income	0.32	%(6)
Portfolio Turnover	14	%(7)

(1)	For the period from the commencement of operations, February 1, 2017, to September 30, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the period from the commencement of operations, February 1, 2017, to September 30, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended September 30, 2017.

15	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2017 and September 30, 2016 was as follows:

	Year Ended September 30,
	2017	2016

Distributions declared from:
Ordinary income	$—	$1,116,029
Long-term capital gains	$51,450	$4,618,581

During the year ended September 30, 2017, accumulated net realized gain was decreased by $463,301, accumulated net investment loss was decreased by $308,720 and paid-in capital was increased by $154,581 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for net operating losses and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$5,849,338
Late year ordinary losses	$(141,568)
Net unrealized appreciation	$69,159,174

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

At September 30, 2017, the Fund had a late year ordinary loss of $141,568 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

17

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$290,444,079

Gross unrealized appreciation	$69,905,719
Gross unrealized depreciation	(746,545)

Net unrealized appreciation	$69,159,174

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.70% (0.80% prior to February 1, 2017) of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended September 30, 2017, the investment adviser and administration fee amounted to $2,338,398 or 0.73% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.20%, 1.95% and 0.95% prior to February 1, 2017) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.75% of the Fund’s average daily net assets for Class R6. This agreement may be changed or terminated after January 31, 2018. Pursuant to this agreement, EVM and Atlanta Capital were allocated $211,878 in total of the Fund’s operating expenses for the year ended September 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2017, EVM earned $4,940 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $23,814 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2017 amounted to $219,289 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2017, the Fund paid or accrued to EVD $160,706 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2017 amounted to $53,569 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

18

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2017, the Fund was informed that EVD received approximately $3,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $114,642,666 and $42,184,812, respectively, for the year ended September 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2017	2016

Sales	2,713,654	2,207,220
Issued to shareholders electing to receive payments of distributions in Fund shares	748	107,113
Redemptions	(2,617,759)	(1,490,051)

Net increase	96,643	824,282

	Year Ended September 30,
Class C	2017	2016

Sales	386,044	547,190
Issued to shareholders electing to receive payments of distributions in Fund shares	196	23,432
Redemptions	(353,643)	(188,115)

Net increase	32,597	382,507

	Year Ended September 30,
Class I	2017	2016

Sales	6,434,207	9,414,512
Issued to shareholders electing to receive payments of distributions in Fund shares	1,587	204,332
Redemptions	(3,430,941)	(2,317,923)

Net increase	3,004,853	7,300,921

Class R6	Period Ended September 30, 2017(1)

Sales	549

Net increase	549

(1)	Class R6 commenced operations on February 1, 2017.

19

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2017.

Effective November 1, 2017, the Fund renewed its line of credit agreement, which expires October 30, 2018, at substantially the same terms.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$346,961,887	*	$—	$—	$346,961,887
Short-Term Investments	—		12,641,366	—	12,641,366

Total Investments	$346,961,887		$12,641,366	$—	$359,603,253

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

20

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Select Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Select Equity Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2017

21

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended September 30, 2017, the Fund designates approximately $2,719,729, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2017, $6,468,674 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including both U.S. and foreign common stocks. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

24

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty

25

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm)
(1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

27

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products)
(2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

28

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5748    9.30.17

Eaton Vance

Atlanta Capital SMID-Cap Fund

Annual Report

September 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2017

Eaton Vance

Atlanta Capital SMID-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19 and 30

Federal Tax Information	20

Board of Trustees’ Contract Approval	31

Management and Organization	35

Important Notices	38

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stocks delivered strong returns in the 12-month period ended September 30, 2017 behind an extended rally that began with Donald Trump’s victory in the U.S. presidential election.

After lagging early in the period, U.S stocks moved sharply higher following President Trump’s election on November 8, 2016. While its effects were broad-based, the rally particularly favored financial stocks, which received another boost in mid-December when the U.S. Federal Reserve (the Fed) raised its benchmark interest rate amid continued economic growth. After a brief pullback in the final weeks of 2016, U.S. equities resumed their advance in early 2017.

U.S. stocks slipped in March 2017, as the failure of President Trump’s health care bill in Congress raised concerns about prospects for the rest of his policy agenda including tax reform and infrastructure spending. However, stocks quickly regained their upward momentum, advancing steadily despite additional Fed rate hikes in March and June. Encouraged by a range of economic indicators, particularly U.S. job market gains, many investors viewed the rate hikes as a sign of a strengthening economy.

U.S. equities retreated again in August amid rising geopolitical tensions over the North Korea stand-off and the devastation in Texas left by Hurricane Harvey. Stocks soon resumed their upward trend, with some U.S. indexes reaching record highs in the final month of the period. From a sector perspective, energy stocks delivered notable performance in the quarter as oil prices rose and refinery damage from Hurricane Harvey constricted supplies. The massive flood damage from the hurricane also helped boost auto sales, which rose in September after declining for much of 2017.

Major stock indexes recorded double-digit gains for the period. The blue-chip Dow Jones Industrial Average2 advanced 25.45%, while the broader U.S. equity market, as represented by the S&P 500 Index, rose 18.61%. The technology-laden NASDAQ Composite Index delivered a 23.68% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index, generally outperformed their large-cap counterparts as measured by the S&P 500 Index during the period. Growth stocks, as a group, outpaced value stocks in both the large and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended September 30, 2017, Atlanta Capital SMID-Cap Fund (the Fund) had a total return of 17.06% for Class A shares at net asset value

(NAV). By comparison, the Fund’s primary benchmark, the Russell 2500™ Index (the Index), returned 17.79% for the same period.

The Fund’s overall stock selection detracted from performance. Of the 11 economic sectors in the Index, the Fund had positive absolute returns in eight of the nine sectors in which it was invested. The Index had gains in 10 of the 11 sectors.

The biggest detractor from performance was financials due to poor stock selection. The Fund’s underweight position in banks detracted most from performance. Banks performed well during the period aided by rising interest rates, greater loan growth and lower loan defaults as the economy improved. Stock selection in the consumer discretionary sector also hurt performance. Industrials also detracted from returns due to poor stock selection. The greatest individual detractor was lighting company Acuity Brands, Inc., which underperformed on concerns of slowing demand from commercial real estate end markets. Manhattan Associates, Inc., which provides software to manage logistics in warehouses, was affected negatively by expectations that retailers would cut back on buying new software to run their warehouses. Cosmetics company Sally Beauty Holdings, Inc. also had poor performance as it faced increased competition from Amazon. com, Inc. as well as traditional retailers.

The Fund benefited from positive sector allocation, driven by limited exposure to energy and real estate stocks, two of the Index’s weakest sectors. The biggest contributor to Fund performance was stock selection in health care. Teleflex, Inc., a provider of specialty medical devices, was the largest individual contributor to Fund performance. Teleflex, Inc., continues to benefit from a combination of sales growth and margin improvement. Also, in health care, strong performance by IDEX Corp. and Bio-Rad Laboratories, Inc. contributed to returns. Elsewhere, leading individual contributors were diverse. In information technology, ANSYS, Inc., a simulation software firm, performed well. Trucking firm J.B. Hunt Transport Services, Inc. had improved earnings and a more positive outlook, reflecting a favorable economy. Investment firm SEI Investments Co., which provides services to asset managers, gained from the rising stock market.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Performance2,3

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	17.06%	15.36%	11.64%
Class A with 5.75% Maximum Sales Charge	—	—	10.33	14.00	10.99
Class C at NAV	10/01/2009	04/30/2002	16.15	14.49	10.97
Class C with 1% Maximum Sales Charge	—	—	15.15	14.49	10.97
Class I at NAV	04/30/2002	04/30/2002	17.35	15.64	11.91
Class R at NAV	08/03/2009	04/30/2002	16.74	15.07	11.42
Class R6 at NAV	07/01/2014	04/30/2002	17.45	15.71	11.95
Russell 2500™ Index	—	—	17.79%	13.85%	8.18%
Russell 2000® Index	—	—	20.74	13.78	7.84

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I	Class R	Class R6
	1.21%	1.96%	0.96%	1.46%	0.87%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2007	$28,345	N.A.
Class I	$250,000	09/30/2007	$771,233	N.A.
Class R	$10,000	09/30/2007	$29,517	N.A.
Class R6	$1,000,000	09/30/2007	$3,094,937	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Teleflex, Inc.	4.6%

Markel Corp.	4.0

ANSYS, Inc.	3.8

SEI Investments Co.	3.4

J.B. Hunt Transport Services, Inc.	3.2

TransUnion	3.2

Aramark	2.9

CDW Corp.	2.8

Bio-Rad Laboratories, Inc., Class A	2.7

IDEX Corp.	2.6

Total	33.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 2500™ Index is an unmanaged index of approximately 2,500 small-and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,086.00	$6.17	1.18%
Class C	$1,000.00	$1,081.70	$10.07	1.93%
Class I	$1,000.00	$1,087.30	$4.87	0.93%
Class R	$1,000.00	$1,084.80	$7.47	1.43%
Class R6	$1,000.00	$1,087.70	$4.40	0.84%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.97	1.18%
Class C	$1,000.00	$1,015.40	$9.75	1.93%
Class I	$1,000.00	$1,020.40	$4.71	0.93%
Class R	$1,000.00	$1,017.90	$7.23	1.43%
Class R6	$1,000.00	$1,020.90	$4.26	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Statement of Assets and Liabilities

Assets	September 30, 2017
Investment in SMID-Cap Portfolio, at value (identified cost, $6,954,452,807)	$10,294,486,260
Receivable for Fund shares sold	17,105,467
Total assets	$10,311,591,727

Liabilities
Payable for Fund shares redeemed	$24,702,460
Payable to affiliate:
Distribution and service fees	713,808
Accrued expenses	1,763,815
Total liabilities	$27,180,083
Net Assets	$10,284,411,644

Sources of Net Assets
Paid-in capital	$6,597,198,011
Accumulated net realized gain from Portfolio	362,300,126
Accumulated net investment loss	(15,119,946)
Net unrealized appreciation from Portfolio	3,340,033,453
Total	$10,284,411,644

Class A Shares
Net Assets	$1,711,298,105
Shares Outstanding	58,918,591
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$29.05
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$30.82

Class C Shares
Net Assets	$226,669,411
Shares Outstanding	8,351,015
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$27.14

Class I Shares
Net Assets	$6,245,313,427
Shares Outstanding	195,919,327
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$31.88

Class R Shares
Net Assets	$458,145,431
Shares Outstanding	16,128,763
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$28.41

Class R6 Shares
Net Assets	$1,642,985,270
Shares Outstanding	51,362,590
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$31.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Statement of Operations

Investment Income	Year Ended September 30, 2017
Dividends allocated from Portfolio	$73,344,706
Interest allocated from Portfolio	100,374
Expenses allocated from Portfolio	(75,204,444)
Total investment loss from Portfolio	$(1,759,364)

Expenses
Distribution and service fees
Class A	$4,286,884
Class C	2,306,347
Class R	1,971,134
Trustees’ fees and expenses	500
Custodian fee	59,301
Transfer and dividend disbursing agent fees	7,988,940
Legal and accounting services	180,891
Printing and postage	427,430
Registration fees	325,595
Miscellaneous	54,330
Total expenses	$17,601,352

Net investment loss	$(19,360,716)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$439,026,893
Net realized gain	$439,026,893
Change in unrealized appreciation (depreciation) —
Investments	$1,047,179,506
Net change in unrealized appreciation (depreciation)	$1,047,179,506

Net realized and unrealized gain	$1,486,206,399

Net increase in net assets from operations	$1,466,845,683

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment loss	$(19,360,716)	$(14,195,576)
Net realized gain	439,026,893	401,561,805
Net change in unrealized appreciation (depreciation)	1,047,179,506	634,838,612
Net increase in net assets from operations	$1,466,845,683	$1,022,204,841
Distributions to shareholders —
From net realized gain
Class A	$(67,239,793)	$(100,390,302)
Class C	(9,538,559)	(17,262,617)
Class I	(176,167,884)	(260,870,924)
Class R	(13,773,805)	(16,473,634)
Class R6	(34,107,641)	(30,191,455)
Total distributions to shareholders	$(300,827,682)	$(425,188,932)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$445,225,908	$601,233,299
Class C	19,785,858	27,506,705
Class I	1,752,119,833	1,409,312,657
Class R	124,924,209	139,966,178
Class R6	824,789,928	441,173,312
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	60,137,559	90,826,743
Class C	8,181,044	14,244,114
Class I	151,726,384	220,093,549
Class R	12,908,204	15,512,836
Class R6	33,879,930	30,190,033
Cost of shares redeemed
Class A	(764,063,253)	(412,626,910)
Class C	(66,444,582)	(46,654,884)
Class I	(1,192,113,051)	(1,028,803,040)
Class R	(65,885,058)	(48,549,121)
Class R6	(184,883,462)	(120,932,076)
Issued in connection with tax-free reorganization (see Note 8)
Class A	—	22,822,084
Class C	—	7,204,794
Class I	—	1,796,330
Net increase in net assets from Fund share transactions	$1,160,289,451	$1,364,316,603

Net increase in net assets	$2,326,307,452	$1,961,332,512

Net Assets
At beginning of year	$7,958,104,192	$5,996,771,680
At end of year	$10,284,411,644	$7,958,104,192

Accumulated net investment loss included in net assets
At end of year	$(15,119,946)	$(3,558,530)

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Financial Highlights

	Class A
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$25.770	$23.780	$22.330	$21.180	$16.520

Income (Loss) From Operations
Net investment loss(1)	$(0.101)	$(0.087)	$(0.075)	$(0.062)	$(0.044)
Net realized and unrealized gain	4.379	3.812	2.286	1.360	4.760

Total income from operations	$4.278	$3.725	$2.211	$1.298	$4.716

Less Distributions
From net realized gain	$(0.998)	$(1.735)	$(0.761)	$(0.148)	$(0.056)

Total distributions	$(0.998)	$(1.735)	$(0.761)	$(0.148)	$(0.056)

Net asset value — End of year	$29.050	$25.770	$23.780	$22.330	$21.180

Total Return(2)	17.06%	16.27%	9.99%	6.13%	28.63	%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,711,298	$1,764,805	$1,336,145	$1,294,128	$1,566,425
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.19%	1.21%	1.22%	1.23%	1.25	%(3)
Net investment loss	(0.38)%	(0.35)%	(0.31)%	(0.28)%	(0.24)%
Portfolio Turnover of the Portfolio	11%	17%	17%	11%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Financial Highlights — continued

	Class C
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$24.320	$22.690	$21.500	$20.550	$16.150

Income (Loss) From Operations
Net investment loss(1)	$(0.284)	$(0.257)	$(0.246)	$(0.224)	$(0.182)
Net realized and unrealized gain	4.102	3.622	2.197	1.322	4.638

Total income from operations	$3.818	$3.365	$1.951	$1.098	$4.456

Less Distributions
From net realized gain	$(0.998)	$(1.735)	$(0.761)	$(0.148)	$(0.056)

Total distributions	$(0.998)	$(1.735)	$(0.761)	$(0.148)	$(0.056)

Net asset value — End of year	$27.140	$24.320	$22.690	$21.500	$20.550

Total Return(2)	16.15%	15.41%	9.15%	5.35%	27.68	%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$226,669	$240,309	$222,081	$237,887	$251,684
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94%	1.96%	1.97%	1.98%	2.00	%(3)
Net investment loss	(1.13)%	(1.10)%	(1.06)%	(1.03)%	(0.99)%
Portfolio Turnover of the Portfolio	11%	17%	17%	11%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Financial Highlights — continued

	Class I
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$28.120	$25.740	$24.060	$22.750	$17.700

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.039)	$(0.027)	$(0.015)	$(0.006)	$0.003
Net realized and unrealized gain	4.797	4.142	2.456	1.464	5.103

Total income from operations	$4.758	$4.115	$2.441	$1.458	$5.106

Less Distributions
From net realized gain	$(0.998)	$(1.735)	$(0.761)	$(0.148)	$(0.056)

Total distributions	$(0.998)	$(1.735)	$(0.761)	$(0.148)	$(0.056)

Net asset value — End of year	$31.880	$28.120	$25.740	$24.060	$22.750

Total Return(2)	17.35%	16.56%	10.23%	6.42%	28.93	%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,245,313	$4,816,563	$3,839,740	$3,755,707	$3,184,642
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.94%	0.96%	0.97%	0.98%	1.00	%(3)
Net investment income (loss)	(0.13)%	(0.10)%	(0.06)%	(0.03)%	0.02%
Portfolio Turnover of the Portfolio	11%	17%	17%	11%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Financial Highlights — continued

	Class R
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$25.290	$23.420	$22.060	$20.970	$16.400

Income (Loss) From Operations
Net investment loss(1)	$(0.166)	$(0.147)	$(0.134)	$(0.110)	$(0.094)
Net realized and unrealized gain	4.284	3.752	2.255	1.348	4.720

Total income from operations	$4.118	$3.605	$2.121	$1.238	$4.626

Less Distributions
From net realized gain	$(0.998)	$(1.735)	$(0.761)	$(0.148)	$(0.056)

Total distributions	$(0.998)	$(1.735)	$(0.761)	$(0.148)	$(0.056)

Net asset value — End of year	$28.410	$25.290	$23.420	$22.060	$20.970

Total Return(2)	16.74%	16.00%	9.70%	5.91%	28.29	%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$458,145	$337,874	$209,022	$166,575	$84,030
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.44%	1.46%	1.47%	1.48%	1.50	%(3)
Net investment loss	(0.63)%	(0.60)%	(0.56)%	(0.50)%	(0.49)%
Portfolio Turnover of the Portfolio	11%	17%	17%	11%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Financial Highlights — continued

	Class R6
	Year Ended September 30,			Period Ended September 30, 2014(1)
	2017	2016	2015
Net asset value — Beginning of period	$28.190	$25.780	$24.070	$25.040

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.010)	$(0.002)	$(0.004)	$0.022
Net realized and unrealized gain (loss)	4.808	4.147	2.475	(0.992)

Total income (loss) from operations	$4.798	$4.145	$2.471	$(0.970)

Less Distributions
From net realized gain	$(0.998)	$(1.735)	$(0.761)	$—

Total distributions	$(0.998)	$(1.735)	$(0.761)	$—

Net asset value — End of period	$31.990	$28.190	$25.780	$24.070

Total Return(3)	17.45%	16.66%	10.36%	(3.87	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,642,985	$798,553	$389,784	$252
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.84%	0.87%	0.88%	0.90	%(7)
Net investment income (loss)	(0.03)%	(0.01)%	(0.02)%	0.35	%(7)
Portfolio Turnover of the Portfolio	11%	17%	17%	11	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to September 30, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the Portfolio’s year ended September 30, 2014.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in

15

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Notes to Financial Statements — continued

excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2017 and September 30, 2016 was as follows:

	Year Ended September 30,
	2017	2016

Distributions declared from:
Long-term capital gains	$300,827,682	$425,188,932

During the year ended September 30, 2017, accumulated net realized gain was decreased by $45,977,671, accumulated net investment loss was decreased by $7,799,300 and paid-in capital was increased by $38,178,371 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for the Fund’s investment in the Portfolio and net operating losses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$358,971,623
Late year ordinary losses	$(15,119,946)
Net unrealized appreciation	$3,343,361,956

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolio.

At September 30, 2017, the Fund had a late year ordinary loss of $15,119,946 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2017, EVM earned $120,184 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $35,289 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2017 amounted to $4,286,884 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2017, the Fund paid or accrued to EVD $1,729,760 for Class C shares.

16

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Notes to Financial Statements — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended September 30, 2017, the Fund paid or accrued to EVD $985,567 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2017 amounted to $576,587 and $985,567 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2017, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Investment Transactions

For the year ended September 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,061,417,190 and $203,167,796, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2017	2016

Sales	16,710,769	24,372,067
Issued to shareholders electing to receive payments of distributions in Fund shares	2,315,655	3,816,250
Redemptions	(28,584,766)	(16,774,042)
Issued in connection with tax-free reorganization (see Note 8)	—	872,347

Net increase (decrease)	(9,558,342)	12,286,622

	Year Ended September 30,
Class C	2017	2016

Sales	793,865	1,181,040
Issued to shareholders electing to receive payments of distributions in Fund shares	335,014	630,271
Redemptions	(2,657,719)	(2,007,109)
Issued in connection with tax-free reorganization (see Note 8)	—	288,967

Net increase (decrease)	(1,528,840)	93,169

17

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Notes to Financial Statements — continued

	Year Ended September 30,
Class I	2017	2016

Sales	60,177,906	52,431,851
Issued to shareholders electing to receive payments of distributions in Fund shares	5,333,089	8,491,263
Redemptions	(40,851,178)	(38,897,319)
Issued in connection with tax-free reorganization (see Note 8)	—	63,402

Net increase	24,659,817	22,089,197

	Year Ended September 30,
Class R	2017	2016

Sales	4,785,159	5,779,851
Issued to shareholders electing to receive payments of distributions in Fund shares	507,199	662,942
Redemptions	(2,524,952)	(2,007,597)

Net increase	2,767,406	4,435,196

	Year Ended September 30,
Class R6	2017	2016

Sales	28,195,323	16,462,581
Issued to shareholders electing to receive payments of distributions in Fund shares	1,187,936	1,162,944
Redemptions	(6,345,211)	(4,422,579)

Net increase	23,038,048	13,202,946

8  Reorganization

As of the close of business on December 4, 2015, the Fund acquired the net assets of Eaton Vance Atlanta Capital Horizon Growth Fund (Horizon Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Horizon Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 872,347 shares of Class A of the Fund (valued at $22,822,084) for the 1,514,916 shares of Class A and the 105,229 shares of Class B of Horizon Growth Fund, 288,967 shares of Class C of the Fund (valued at $7,204,794) for the 596,172 shares of Class C of Horizon Growth Fund, and 63,402 shares of Class I of the Fund (valued at $1,796,330) for the 124,589 shares of Class I of Horizon Growth Fund, each outstanding on December 4, 2015. The investment portfolio of Horizon Growth Fund, with a fair value of $29,214,630 and identified cost of $21,301,051, was the principal asset acquired by the Fund. Such securities acquired were then contributed by the Fund to SMID-Cap Portfolio for an interest therein. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Horizon Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $6,721,895,213. The net assets of Horizon Growth Fund at that date of $31,823,208, including $191,976 of accumulated net realized losses and $7,913,579 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $6,753,718,421.

Assuming the acquisition had been completed on October 1, 2015, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended September 30, 2016 are as follows:

Net investment loss	$(14,185,267)
Net realized gain	$402,438,335
Net increase in net assets from operations	$1,024,866,004

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Horizon Growth Fund since December 4, 2015 through the period ended September 30, 2016.

18

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital SMID-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital SMID-Cap Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2017

19

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2017, $427,803,428 or, if subsequently determined to be different, the net capital gain of such year.

20

SMID-Cap Portfolio

September 30, 2017

Portfolio of Investments

Common Stocks — 93.8%

Security	Shares	Value

Banks — 2.3%
Umpqua Holdings Corp.	7,684,678	$149,928,068
Westamerica Bancorporation(1)	1,433,011	85,321,475

		$235,249,543

Building Products — 2.1%
Lennox International, Inc.	1,209,217	$216,413,566

		$216,413,566

Capital Markets — 9.5%
Affiliated Managers Group, Inc.	1,343,738	$255,081,784
Artisan Partners Asset Management, Inc., Class A	1,326,774	43,252,832
FactSet Research Systems, Inc.	932,778	168,002,646
Morningstar, Inc.	2,017,227	171,444,123
SEI Investments Co.	5,661,765	345,707,371

		$983,488,756

Chemicals — 1.0%
RPM International, Inc.	2,046,501	$105,067,361

		$105,067,361

Commercial Services & Supplies — 1.3%
Copart, Inc.(2)	3,993,178	$137,245,528

		$137,245,528

Containers & Packaging — 2.0%
AptarGroup, Inc.	2,429,186	$209,663,044

		$209,663,044

Diversified Consumer Services — 2.0%
ServiceMaster Global Holdings, Inc.(2)	4,311,196	$201,462,189

		$201,462,189

Electrical Equipment — 1.9%
Acuity Brands, Inc.	1,170,663	$200,511,159

		$200,511,159

Electronic Equipment, Instruments & Components — 5.5%
CDW Corp.	4,353,601	$287,337,666
FLIR Systems, Inc.	3,059,140	119,031,137
Trimble, Inc.(2)	4,211,615	165,305,889

		$571,674,692

Security	Shares	Value

Health Care Equipment & Supplies — 7.8%
Dentsply Sirona, Inc.	3,846,216	$230,042,179
Teleflex, Inc.	1,951,812	472,279,950
Varian Medical Systems, Inc.(2)	958,709	95,928,422

		$798,250,551

Health Care Providers & Services — 1.0%
Henry Schein, Inc.(2)	1,313,744	$107,713,871

		$107,713,871

Hotels, Restaurants & Leisure — 2.9%
Aramark	7,293,866	$296,203,898

		$296,203,898

Household Products — 1.4%
Church & Dwight Co., Inc.	2,889,640	$140,003,058

		$140,003,058

Industrial Conglomerates — 2.4%
Carlisle Cos., Inc.	2,436,441	$244,350,668

		$244,350,668

Insurance — 6.3%
Markel Corp.(2)	389,386	$415,856,460
WR Berkley Corp.	3,523,967	235,189,558

		$651,046,018

IT Services — 8.0%
Broadridge Financial Solutions, Inc.	2,085,531	$168,552,616
Gartner, Inc.(2)	1,535,722	191,059,174
Jack Henry & Associates, Inc.	2,148,409	220,834,961
WEX, Inc.(1)(2)	2,145,428	240,759,930

		$821,206,681

Life Sciences Tools & Services — 4.2%
Bio-Rad Laboratories, Inc., Class A(1)(2)	1,231,302	$273,619,930
Bio-Techne Corp.	1,278,166	154,517,488

		$428,137,418

Machinery — 6.7%
Donaldson Co., Inc.	2,466,688	$113,319,647
Graco, Inc.	1,085,943	134,320,290
IDEX Corp.	2,180,715	264,891,451
Nordson Corp.	1,477,133	175,040,260

		$687,571,648

21	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Marine — 2.0%
Kirby Corp.(1)(2)	3,155,908	$208,132,133

		$208,132,133

Professional Services — 3.2%
TransUnion(2)	6,942,544	$328,104,629

		$328,104,629

Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.	1,215,040	$150,057,440

		$150,057,440

Road & Rail — 4.8%
J.B. Hunt Transport Services, Inc.	2,969,083	$329,805,739
Landstar System, Inc.	1,678,518	167,264,319

		$497,070,058

Software — 10.7%
ANSYS, Inc.(2)	3,165,497	$388,501,447
Blackbaud, Inc.(1)	2,878,519	252,733,968
Fair Isaac Corp.(1)	1,813,604	254,811,362
Manhattan Associates, Inc.(1)(2)	5,017,586	208,581,050

		$1,104,627,827

Specialty Retail — 1.8%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$183,386,769

		$183,386,769

Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	2,448,467	$150,776,598

		$150,776,598

Total Common Stocks (identified cost $6,312,761,573)		$9,657,415,103

Short-Term Investments — 6.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(3)	640,232,386	$640,296,409

Total Short-Term Investments (identified cost $640,402,005)		$640,296,409

Total Investments — 100.0% (identified cost $6,953,163,578)		$10,297,711,512

Other Assets, Less Liabilities — (0.0)%(4)		$(3,224,884)

Net Assets — 100.0%		$10,294,486,628

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company (see Note 6).

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017.

(4)	Amount is less than (0.05)%.

22	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2017

Statement of Assets and Liabilities

Assets	September 30, 2017
Investments —
Unaffiliated investments, at value (identified cost, $5,146,578,008)	$7,950,068,486
Affiliated investment fund, at value (identified cost, $640,402,005)	640,296,409
Affiliated companies, at value (identified cost, $1,166,183,565)	1,707,346,617
Total Investments, at value (identified cost, $6,953,163,578)	$10,297,711,512
Dividends receivable	$3,591,061
Dividends receivable from affiliated investment fund	592,369
Total assets	$10,301,894,942

Liabilities
Payable to affiliate:
Investment adviser fee	$6,616,892
Accrued expenses	791,422
Total liabilities	$7,408,314
Net Assets applicable to investors’ interest in Portfolio	$10,294,486,628

Sources of Net Assets
Investors’ capital	$6,949,938,694
Net unrealized appreciation	3,344,547,934
Total	$10,294,486,628

23	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2017

Statement of Operations

Investment Income	Year Ended September 30, 2017
Dividends	$68,285,313	(1)
Interest allocated from/dividends from affiliated investment fund	5,159,770
Expenses allocated from affiliated investment fund	(1,001)
Total investment income	$73,444,082

Expenses
Investment adviser fee	$73,333,882
Trustees’ fees and expenses	101,500
Custodian fee	1,275,142
Legal and accounting services	192,459
Miscellaneous	300,462
Total expenses	$75,203,445

Net investment loss	$(1,759,363)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$438,895,457	(2)
Investment transactions — affiliated investment fund	131,452
Net realized gain	$439,026,909
Change in unrealized appreciation (depreciation) —
Investments	$1,047,285,140	(3)
Investments — affiliated investment fund	(105,596)
Net change in unrealized appreciation (depreciation)	$1,047,179,544

Net realized and unrealized gain	$1,486,206,453

Net increase in net assets from operations	$1,484,447,090

(1)	Includes $4,814,046 of dividends from affiliated companies (see Note 6).

(2)	Includes $81,136,794 of net realized gains from affiliated companies (see Note 6).

(3)	Includes net change in unrealized appreciation (depreciation) from affiliated companies of $32,020,325 (see Note 6).

24	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2017

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income (loss)	$(1,759,363)	$670,301
Net realized gain	439,026,909	401,994,668
Net change in unrealized appreciation (depreciation)	1,047,179,544	634,669,848
Net increase in net assets from operations	$1,484,447,090	$1,037,334,817
Capital transactions —
Contributions	$1,061,417,190	$1,152,895,926
Withdrawals	(203,167,796)	(242,062,122)
Net increase in net assets from capital transactions	$858,249,394	$910,833,804

Net increase in net assets	$2,342,696,484	$1,948,168,621

Net Assets
At beginning of year	$7,951,790,144	$6,003,621,523
At end of year	$10,294,486,628	$7,951,790,144

25	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2017

Financial Highlights

	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.83%	0.85%	0.87%	0.87%	0.89%
Net investment income (loss)	(0.02)%	0.01%	0.05%	0.08%	0.12%
Portfolio Turnover	11%	17%	17%	11%	9%

Total Return	17.48%	16.68%	10.34%	6.53%	29.07%

Net assets, end of year (000’s omitted)	$10,294,487	$7,951,790	$6,003,622	$5,470,303	$5,090,547

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2017, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of September 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

27

SMID-Cap Portfolio

September 30, 2017

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.75% on net assets of $5 billion but less than $7.5 billion and prior to May 1, 2017, 0.73% on net assets of $7.5 billion and over, and is payable monthly. Pursuant to a fee reduction agreement effective May 1, 2017, the fee is computed at an annual rate of 0.73% on net assets of $7.5 billion but less than $10 billion and 0.72% on net assets of $10 billion and over. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended September 30, 2017, the Portfolio’s investment adviser fee amounted to $73,333,882 or 0.81% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,667,271,623 and $978,063,220, respectively, for the year ended September 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,950,678,636

Gross unrealized appreciation	$3,449,569,868
Gross unrealized depreciation	(102,536,992)

Net unrealized appreciation	$3,347,032,876

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2017.

Effective November 1, 2017, the Portfolio renewed its line of credit agreement, which expires October 30, 2018, at substantially the same terms.

28

SMID-Cap Portfolio

September 30, 2017

Notes to Financial Statements — continued

6  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2017, the value of the Portfolio’s investment in affiliated companies was $1,707,346,617, which represents 16.59% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the year ended September 30, 2017 were as follows:

Name of affiliated company	Shares, beginning of year	Gross additions	Gross reductions	Shares, end of year	Value, end of year		Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)

Common stock*
Bio-Rad Laboratories, Inc., Class A	1,231,302	—	—	1,231,302	$273,619,930		$—	$—	$71,920,350
Blackbaud, Inc.	2,878,519	—	—	2,878,519	252,733,968		1,381,689	—	61,773,018
CLARCOR, Inc.	2,502,134	—	(2,502,134)	—	—	(1)	1,130,003	81,136,794	(36,536,619)
Fair Isaac Corp.	1,671,417	142,187	—	1,813,604	254,811,362		66,857	—	27,602,306
Kirby Corp.	2,818,925	336,983	—	3,155,908	208,132,133		—	—	10,184,240
Manhattan Associates, Inc.	2,740,704	2,276,882	—	5,017,586	208,581,050		—	—	(68,074,751)
Sally Beauty Holdings, Inc.	9,366,025	—	—	9,366,025	183,386,769		—	—	(57,132,753)
Westamerica Bancorporation	1,433,011	—	—	1,433,011	85,321,475		2,235,497	—	12,409,875
WEX, Inc.	1,448,919	696,509	—	2,145,428	240,759,930		—	—	9,874,659

					$1,707,346,617		$4,814,046	$81,136,794	$32,020,325

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Company is no longer an affiliate as of September 30, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$9,657,415,103	*	$—	$—	$9,657,415,103
Short-Term Investments	—		640,296,409	—	640,296,409

Total Investments	$9,657,415,103		$640,296,409	$—	$10,297,711,512

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

29

SMID-Cap Portfolio

September 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of SMID-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of SMID-Cap Portfolio (the “Portfolio”), including the portfolio of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMID-Cap Portfolio as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2017

30

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of SMID-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

32

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to introduce new fee breakpoints at assets above $10 billion, such reduction to be effective May 1, 2017.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

33

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, including new breakpoints effective May 1, 2017, will allow the Fund to continue to benefit from any economies of scale in the future.

34

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) and SMID-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2016	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

36

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452     9.30.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Atlanta Capital Focused Growth Fund, Eaton Vance Atlanta Capital Select Equity Fund and Eaton Vance Atlanta Capital SMID-Cap Fund, (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 14 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2016 and September 30, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Atlanta Capital Focused Growth Fund

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$31,770	$31,770
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,371	$12,030
All Other Fees(3)	$0	$0

Total	$44,141	$43,800

Eaton Vance Atlanta Capital Select Equity Fund

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$29,720	$29,720
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,269	$11,419
All Other Fees(3)	$0	$0

Total	$40,989	$41,139

Eaton Vance Atlanta Capital SMID-Cap Fund

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$26,090	$26,090
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,346	$12,259
All Other Fees(3)	$0	$0

Total	$39,436	$38,349

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28/29, July 31, August 31, September 30, or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16**	2/28/17	7/31/17	8/31/17	9/30/17
Audit Fees	$54,660	$92,000	$162,040	$87,580	$81,150	$55,260	$59,050	$162,040	$87,580
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$18,272	$35,769	$58,654	$36,986	$43,500	$20,204	$20,034	$59,372	$35,708
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$72,932	$127,769	$220,694	$124,566	$124,650	$75,464	$79,084	$221,412	$123,288

*	Information is not presented for fiscal year ended 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.

**	Series commenced operations on December 16, 2015.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16**	2/28/17	7/31/17	8/31/17	9/30/17

Registrant(1)	$18,272	$35,769	$58,654	$36,986	$43,500	$20,204	$20,034	$59,372	$35,708
Eaton Vance(2)	$56,434	$56,434	$56,434	$56,434	$48,500	$46,000	$148,018	$148,018	$148,018

*	Information is not presented for fiscal year ended 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.

**	Series commenced operations on December 16, 2015.

(1)	Includes all of the Series of the Trust.

(2)	During the fiscal years reported above, the Series were “feeder” funds in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017